Other Current Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Other Current Assets [Abstract]
Prepaid operating costs		¥ 819		¥ 1,771
Prepaid miscellaneous daily expenses		21,063		21,460
Equity investments with readily determinable fair value	[1]	47		13,776
Excess input value-added tax (“VAT”) credits	[2]	1,751		1,832
Prepaid contributions of staff employee benefit		239		484
Other current assets		¥ 23,919	$ 3,339	¥ 39,323

[1]	The amount as of June 20, 2024 mainly represented an 3.1645% equity investment in Cheche Technology Inc. (“Cheche”), which is a listed company on Nasdaq on September 18, 2023. The Group measures the equity security in Cheche at fair value and recorded a loss of RMB82,527 from fair value change in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024. During fiscal year 2025 ended June 30, 2025, the Group divested the majority of its equity interest in Cheche. The remaining equity interest is measured at fair value and classified as a short-term investment, with a carrying amount of RMB1,806 as of June 30, 2025.
[2]	The excess input VAT credits represented VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.